Long-term debt and capital lease obligations - Bonds (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015
Debt
Face amount		€ 6,717,445	€ 7,613,633
Outstanding borrowings		€ 6,678,407	€ 7,557,104
Interest rate on borrowings (as a percent)	4.19%	4.19%	4.64%	4.48%
Bonds
Debt
Face amount		€ 3,826,679	€ 4,697,272
Outstanding borrowings		€ 3,810,483	4,670,786
Redemption percentage	100.00%
Percentage at which debt can be redeemed	101.00%
FMC US Finance, Inc. 2007
Debt
Face amount | $	$ 500,000
Outstanding borrowings			473,482
Interest rate on borrowings (as a percent)	6.875%	6.875%
FMC Finance VIII S.A. 2011
Debt
Face amount		€ 400,000
Outstanding borrowings		€ 398,838	397,178
Interest rate on borrowings (as a percent)	6.50%	6.50%
FMC US Finance II, Inc. 2011
Debt
Face amount | $	$ 400,000
Outstanding borrowings		€ 332,588	376,886
Interest rate on borrowings (as a percent)	6.50%	6.50%
FMC US Finance II, Inc. 2012
Debt
Face amount | $	$ 800,000
Outstanding borrowings		€ 665,637	756,627
Interest rate on borrowings (as a percent)	5.625%	5.625%
FMC Finance VIII S.A. 2012
Debt
Face amount		€ 250,000
Outstanding borrowings		€ 249,383	248,993
Interest rate on borrowings (as a percent)	5.25%	5.25%
FMC US Finance II, Inc. 2014
Debt
Face amount | $	$ 500,000
Outstanding borrowings		€ 414,952	471,300
Interest rate on borrowings (as a percent)	4.125%	4.125%
FMC US Finance, Inc. 2011
Debt
Face amount | $	$ 650,000
Outstanding borrowings		€ 538,021	610,670
Interest rate on borrowings (as a percent)	5.75%	5.75%
FMC Finance VII S.A. 2011
Debt
Face amount		€ 300,000
Outstanding borrowings		€ 298,571	298,108
Interest rate on borrowings (as a percent)	5.25%	5.25%
FMC US Finance II, Inc. 2012
Debt
Face amount | $	$ 700,000
Outstanding borrowings		€ 581,261	661,070
Interest rate on borrowings (as a percent)	5.875%	5.875%
FMC US Finance II, Inc. 2014
Debt
Face amount | $	$ 400,000
Outstanding borrowings		€ 331,232	€ 376,472
Interest rate on borrowings (as a percent)	4.75%	4.75%